Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Financial information of discontinued operations
	December 31, 2012	December 31, 2011
Other receivable	$-	$135
Total assets of discontinued operations	$-	$135

Accounts payable and accrued liabilities	$315,088	$304,259
Loans payable to related parties (see note 8)	41,411	40,810
Total liabilities of discontinued operations	$356,499	$345,069

	December 31, 2012	December 31, 2011	December 31, 2010

Income (expenses)	$3,569	$-	$(143)
Net income (loss) from discontinued operations	$3,569	$-	$(143)